Property, Plant and Equipment: (Details Text)	Mar. 31, 2016 USD ($)
Property Plant And Equipment Details [Abstract]
LMS acquisition	$ 350,000
precious metal royalty	3.00%
Base metal royalty	1.00%
Company option to buy back one percent in the precious metals royalty	$ 4,000,000